Amounts Included in the Consolidated Balance Sheet, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance	¥ 5,556	¥ 5,068
Net amounts recognized	¥ 5,556	¥ 5,068